Submission	Sep. 05, 2025
Submission [Line Items]
Central Index Key	0001119639
Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Registration File Number	333-283981
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A